Income tax (Narrative) (Details) ¥ in Thousands	12 Months Ended					96 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Income tax [Line Items]
Income tax rate (as a percent)			25.00%	25.00%	25.00%
Operating Loss Carryforwards | ¥							¥ 301,227
Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)			16.50%	16.50%	16.50%
CHINA [Member]
Income tax [Line Items]
Income tax rate (as a percent)			25.00%			25.00%
Reduction in tax rate for three years following the exemption period (as a percent)			50.00%
Percentage of research and development expenses entitled to claim by enterprise			150.00%
PRC withholding tax rate (as a percent)			10.00%	10.00%
Aggregate undistributed earnings of subsidiaries available for distribution | ¥				¥ 4,784,432			¥ 7,605,499
Inland Revenue, Hong Kong [Member]
Income tax [Line Items]
Minimum Ownership Percentage To Be Held By Foreign Investors, Description			if the foreign investor owns directly at least 25% of the shares of the FIE
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Income tax [Line Items]
PRC withholding tax rate (as a percent)			5.00%
Guangzhou Huaduo [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)			15.00%
Guangzhou Huaduo [Member] | CHINA [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)			15.00%
Guangzhou Huanju Shidai [Member]
Income tax [Line Items]
Dividends | $			$ 15,000
Payments Related To Withholding Tax For Dividends | $			$ 1,500
Guangzhou Huanju Shidai [Member] | CHINA [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)				10.00%
Guangzhou Huanju Shidai [Member] | CHINA [Member] | Key National Software Enterprises [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)			10.00%	10.00%
Certified High and New Technology Enterprises [Member] | CHINA [Member]
Income tax [Line Items]
Applicability Of Statutory Tax Rate Instaed Of Preferential Tax Rate, Description			During this three year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Guangzhou Juhui Information Technology Co., Ltd. [Member] | CHINA [Member]
Income tax [Line Items]
Income tax rate (as a percent)			25.00%
Preferential tax rate (as a percent)			0.00%
Guangzhou Juhui Information Technology Co., Ltd. [Member] | CHINA [Member] | Scenario, Plan [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	12.50%	12.50%	0.00%